Stock-Based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands				3 Months Ended			12 Months Ended
	Dec. 04, 2020 $ / shares shares	Jun. 01, 2020 $ / shares shares	May 29, 2020 USD ($) shares $ / shares	Mar. 31, 2021 USD ($) shares		Mar. 31, 2020 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Jan. 19, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)	30,000.00
Vesting of restricted stock | $				$ 115	[1]		$ 1,800
Payments for vesting of phantom shares, number of shares per share granted			1
Payments for vesting of phantom shares | $			$ 1,800
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)				581,000		583,000	179,085
Vested (in dollars per share) | $ / shares							$ 11.05
Granted (in shares)	30,000.00			4,804,000		0	517,234
Phantom shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)			1,237,500
Granted (in shares)							157,500	315,000
Stock based compensation expense | $							$ 200	$ 700
Performance and Incentive Pay Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of issued and outstanding shares of common stock			5.00%
Number of shares available for grant			2,508,002	1,146,784			1,819,814		2,508,002
Performance and Incentive Pay Plan | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)		100,000	100,000					0
Vested (in dollars per share) | $ / shares	$ 7.43	$ 11.50	$ 12.65
Aggregate intrinsic value, vested | $							$ 2,000
Stock based compensation expense | $							2,400	$ 1,200
Stock based compensation expense, tax benefit | $							400	$ 300
Unrecognized compensation cost | $							$ 2,900
Unrecognized compensation cost, period for recognition							2 years 2 months 12 days
Performance and Incentive Pay Plan | Restricted stock units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				2 years			2 years
Performance and Incentive Pay Plan | Restricted stock units | Minimum | Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				2 years			2 years
Performance and Incentive Pay Plan | Restricted stock units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years			3 years
Performance and Incentive Pay Plan | Restricted stock units | Maximum | Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years			3 years
Performance and Incentive Pay Plan | Performance shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				2 years			2 years
Performance and Incentive Pay Plan | Performance shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years			3 years

[1]	As of March 31, 2021, there were 16,441 unissued shares underlying restricted stock units that had vested.